CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	¥ 242,566	¥ 142,562	¥ 225,979
Cumulative translation adjustments:
Cumulative translation adjustments	(6,764)	(68,237)	110,628
Deferred income taxes	1,073	(12,856)	(141)
Total	(5,691)	(81,093)	110,487
Defined benefit pension plans:
Pension liability adjustment	(11,340)	(26,074)	5,259
Deferred income taxes	3,645	8,153	(1,854)
Total	(7,695)	(17,921)	3,405
Non-trading securities:
Net unrealized gain (loss) on non-trading securities	(9,225)	(1,492)	27,643
Deferred income taxes	2,625	81	(8,681)
Total	(6,600)	(1,411)	18,962
Own credit adjustments:
Own credit adjustments	(14,696)
Deferred income taxes	1,963
Total	(12,733)
Total other comprehensive income (loss)	(32,719)	(100,425)	132,854
Comprehensive income	209,847	42,137	358,833
Less: Comprehensive income attributable to noncontrolling interests	852	9,346	10,945
Comprehensive income attributable to NHI shareholders	¥ 208,995	¥ 32,791	¥ 347,888